COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Adjustment	Adjusted balance	Total Brookfield Corporation	Total Brookfield Corporation Adjustment	Total Brookfield Corporation Adjusted balance	Total Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Total Class A exchangeable and Class B shareholders	Total Class C shareholders	Share capital Brookfield Corporation	Share capital Brookfield Corporation Adjusted balance	Share capital Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Share capital Class A exchangeable and Class B shareholders	Share capital Class C shareholders	Retained earnings (deficit) Brookfield Corporation	Retained earnings (deficit) Brookfield Corporation Adjustment	Retained earnings (deficit) Brookfield Corporation Adjusted balance	Retained earnings (deficit) Class A exchangeable, Class A-1 exchangeable and Class B shareholders	Retained earnings (deficit) Class A exchangeable and Class B shareholders	Retained earnings (deficit) Class C shareholders	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Brookfield Corporation	Accumulated other comprehensive income (loss) Brookfield Corporation Adjustment	Accumulated other comprehensive income (loss) Brookfield Corporation Adjusted balance	Accumulated other comprehensive income (loss) Class C shareholders	Non-controlling interests
Beginning balance at Dec. 31, 2020		$ 129	$ (136)	$ (7)	$ 129	$ (136)	$ (7)				$ 78	$ 78				$ (3)	$ (1)	$ (4)				$ 54	$ 54	$ (135)	$ (81)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(112)			(17)				$ 3	$ (98)						(17)				$ 3	$ (98)
Other comprehensive income (loss)		53			5					48													5			$ 48
Comprehensive income (loss)		(59)			(12)				3	(50)						(17)				3	(98)		5			48
Equity issuances	[1]	1,424			(78)				539	963	(78)			$ 539	$ 963
Distributions	[2]	(3)							(3)					(3)
Redeemable preferred share dividends		0
Common control transaction adjustments	[1]	(10)			97					(107)						21					(26)		76			(81)
Total change in the year		1,352			$ 7				539	806	$ (78)			536	963	$ 4				3	(124)		$ 81			(33)
Ending balance at Dec. 31, 2021		1,345							539	806				536	963					3	(124)	(33)				(33)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		501							6	493										6	493						2
Other comprehensive income (loss)		(446)								(446)																(446)
Comprehensive income (loss)		55							6	47										6	493					(446)	2
Equity issuances		461								450					450												11
Distributions		(64)							(59)					(59)													(5)
Redeemable preferred share dividends	[3]	(68)								(68)											(68)
Derecognition of equity accounted investments		(44)								(44)																(44)
Other									(54)	54				(54)	54
Total change in the year		340							(107)	439				(113)	504					6	425					(490)	8
Ending balance at Dec. 31, 2022		1,685						$ 432	$ 432	1,245			$ 423	$ 423	1,467				$ 9	$ 9	301	(523)				(523)	8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		797						5		791									5		791						1
Other comprehensive income (loss)		403								403																403
Comprehensive income (loss)		1,200						5		1,194									5		791					403	1
Equity issuances		3,303						1,173		2,130			1,173		2,130
Non-controlling interest assumed on acquisition		137																									137
Distributions	[4],[5]	(159)						(5)		(154)			(5)								(154)
Redeemable preferred share dividends		(116)
Other		(11)						(14)		3			(14)		10						(7)
Total change in the year		4,470						1,159		3,173			1,154		2,140				5		630					403	138
Ending balance at Dec. 31, 2023		$ 6,155						$ 1,591		$ 4,418			$ 1,577		$ 3,607				$ 14		$ 931	$ (120)				$ (120)	$ 146

[1]	See Note 1(b) for details regarding the Spin-off and reorganization.
[2]	The Company distributed $0.13 in the form of a return of capital per each Class A exchangeable and Class B share in the third and fourth quarters of 2021.
[3]	The Company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter of 2022. In addition, the Company completed a special distribution of shares of Brookfield Asset Management Ltd. (the “Manager shares”) to the holders of the Company’s Class A exchangeable and Class B shares in the amount of $5.481 per share in the fourth quarter of 2022.
[4]	The Company distributed $0.07 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter of 2023.
[5]	The Company distributed $0.07 in the form of a return of capital per each Class A-1 exchangeable share in the fourth quarter of 2023